Summary of Changes in Fair Value Associated With Level 3 Assets (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified					12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2011 Residential mortgage-backed securities Fixed maturities Asset-backed Securities	Dec. 31, 2012 Financials Nonredeemable preferred stocks Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net realized gains on hybrid security	$ 10.0	[1],[2],[3]	$ 0.3	[1],[2],[3]		$ 3.4
Transferred out of Level 3 into Level 2					$ (15.4)

[1]	Represents net holding period gains (losses) on certain hybrid securities (discussed below).
[2]	The total fair value of the portfolio includes $1.4 billion and $2.0 billion at December 31, 2012 and 2011, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.
[3]	At December 31, 2012 and 2011, we had $90.9 million and $46.9 million, respectively, of net unsettled security transactions included in other assets.